UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Plainfield Asset Management LLC
Address: 55 Railroad Avenue
         Greenwich, CT  06830

13F File Number:  28-11712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Fritsch
Title:     General Counsel
Phone:     (203) 302-1715

Signature, Place, and Date of Signing:

      /s/  Thomas Fritsch     Greenwich, CT     November 08, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $204,401 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11713           Plainfield Special Situations Master Fund Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW    COM             04247X102       35      866 SH       DEFINED                   866        0        0
CONGOLEUM CORP NEW              CL A            207195108       46    99900 SH       DEFINED                 99900        0        0
DEVON ENERGY CORP NEW           COM             25179M103     1032    12400 SH       DEFINED                 12400        0        0
EMPIRE RESORTS INC              COM             292052107     6546  1325000 SH       DEFINED               1325000        0        0
EMPIRE RESORTS INC              NOTE 8.000% 7/3 292052AB3     9647 11300000 PRN      DEFINED              11300000        0        0
ENERGY XXI (BERMUDA) LTD        COM SHS         G10082108     1059   200000 SH       DEFINED                200000        0        0
FRIEDMAN INDS INC               COM             358435105     6345   416500 SH       SOLE    02             416500        0        0
GRACE W R & CO DEL NEW          COM             38388F108        3      100 SH       DEFINED                   100        0        0
GRACE W R & CO DEL NEW          COM             38388F108      415   158300 SH  PUT  DEFINED                158300        0        0
HORSEHEAD HLDG CORP             COM             440694305    26904  1200000 SH       SOLE    02            1200000        0        0
HOVNANIAN ENTERPRISES INC       CL A            442487203      475    25000 SH  PUT  DEFINED                 25000        0        0
IMAX CORP                       COM             45245E109      420   100000 SH       DEFINED                100000        0        0
IPCS INC                        COM NEW         44980Y305     8598   250000 SH       DEFINED                250000        0        0
KAISER ALUMINUM CORP            COM PAR $0.01   483007704     6704   100000 SH       DEFINED                100000        0        0
MIRANT CORP NEW                 COM             60467R100     2772    68142 SH       DEFINED                 68142        0        0
OWENS CORNING NEW               COM             690742101      251    10000 SH       DEFINED                 10000        0        0
PLAYBOY ENTERPRISES INC         CL A            728117201     8693   788300 SH       DEFINED                788300        0        0
REWARDS NETWORK INC             SDCV 3.250%10/1 761557AA5    25719 27252000 PRN      DEFINED              27252000        0        0
RIVIERA HLDGS CORP              COM             769627100    31556  1125000 SH       DEFINED               1125000        0        0
SHARPER IMAGE CORP              COM             820013100      826   200000 SH       DEFINED                200000        0        0
SPACEHAB INC                    COM             846243103       60   150000 SH       SOLE    02             150000        0        0
SPACEHAB INC                    NOTE 8.000%10/1 846243AC7     5965  6484000 PRN      SOLE    02            6484000        0        0
TIME WARNER CABLE INC           CL A            88732J108    29648   903917 SH       DEFINED                903917        0        0
TOPPS INC                       COM             890786106    28101  2900000 SH       DEFINED               2900000        0        0
UNITED STATES NATL GAS FUND     UNIT            912318102     1885    49280 SH       DEFINED                 49280        0        0
WARWICK VALLEY TEL CO           COM             936750108      696    50500 SH       DEFINED                 50500        0        0